Restructuring - Narrative (Details) - 2017 Plan $ in Millions	36 Months Ended
Dec. 31, 2019 USD ($) job_elimination
Restructuring Cost and Reserve [Line Items]
Completed Plan Total	$ 1,433
Number of positions eliminated | job_elimination	5,832
Workforce reduction
Restructuring Cost and Reserve [Line Items]
Completed Plan Total	$ 619
Technology rationalization
Restructuring Cost and Reserve [Line Items]
Completed Plan Total	119
Lease consolidation
Restructuring Cost and Reserve [Line Items]
Completed Plan Total	69
Asset impairments
Restructuring Cost and Reserve [Line Items]
Completed Plan Total	$ 53